Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 9 – Stockholders’ Equity (Deficit)

Common Stock

The Company has authorized 500,000,000 shares of common stock, par value $0.01; 225,209,745 shares were issued and outstanding on June 30, 2022.

Common Stock Transactions During the Six Months Ended June 30, 2022

On January 12, 2022, the Company entered into a settlement agreement with an ex-employee. Pursuant to the terms of this agreement, the Company agreed to pay the amount of $19,032 for accrued salary, and the employee returned to the Company for cancellation 400,000 shares of common stock previously issued as compensation. These shares were valued at par value of $0.01 or a total value of $4,000; the Company recorded a gain on cancellation of these shares in the amount of $15,032.

The Company entered into a debt-for-equity exchange agreement with Gardner Builders Holdings, LLC (“Gardner”) on January 7, 2022 (the “Debt for Equity Agreement”). Pursuant to the Debt for Equity Agreement, the Company issued shares of restricted common stock to Gardner in exchange for the Company Debt Obligations, as defined below.

The Agreement settled for certain accounts payable amounts owed by the Company to the Creditor (the “Accounts Payable Amount”) as well as upcoming amounts that will become due between the date of the Agreement and April 1, 2022. The Agreement also settled accrued interest and penalties on the amounts due through January 5, 2022, as well as interest payments on amounts incurred in the first quarter of 2022 (collectively, the “Additional Costs”, and combined with the Accounts Payable Amount, the “Company Debt Obligations”). The Accounts Payable Amount was $500,000, the Additional Costs were $294,912 and the conversion price was $0.25. As a result, 3,179,650 Restricted Shares were authorized to be issued.

On March 22, 2022 and March 31, 2022, the Company issued an aggregate 1,541,721 shares of common stock as waiver fees to holders of the Series C and Series D Preferred Stock for their waivers of certain covenants as set forth and defined in the Series C and Series D Certificates of Designations. The Company valued these shares at their contractual price of $0.25 per share and recorded the amount of $385,431 as waiver fees during the six months ended June 30, 2022. The Company recorded an aggregate gain upon issuance of these shares in the amount of $198,273 based on the market price of the Company’s common stock on the date of issuance.

On March 31, 2022, the Company issued 1,720,000 Commitment Fee Shares to AJB Capital Investors, LLC. A Monte Carlo model was used to value the warrants and call features, and a probability weighted expected return model was used to value the True-Up Provision. The contractual price of the common stock $0.25 per share; valuation purposes, the common stock was valued at the market price on the date of the transaction of $0.127 per share. The derivative liability was valued at $106,608 on the date of the transaction and was revalued at $75,158 on June 30, 2022. The discount on the notes due to the Commitment Fee Shares and warrants was valued at $349,914. The Company recorded the amount of $226,106 to additional paid-in capital pursuant to this transaction.

On March 31, 2022, the Company issued 382,353 shares of common stock at a price of $0.25 per share which were previously subscribed for the conversion of accounts payable in the amount of $95,558.

On April 18, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with GS Capital Partners (the “Investor”) with respect to the sale and issuance to the Investor of: (i) an initial commitment fee in the amount of $159,259 in the form of 637,036 shares (the “Commitment Fee Shares”) of the Company’s common stock (the “Common Stock”), which Commitment Fee Shares can be decreased to 266,280 shares ($66,570) if the Company repays the Note on or prior to their maturity, (ii) promissory note in the principal amount of $277,777, and (iii) Common Stock Purchase Warrants to purchase up to 277,777 shares of the Common Stock (the “Warrants”). The Note and Warrants were issued on April 18, 2022 (the “Original Issue Date”) and were held in escrow pending effectiveness of the Purchase Agreement.

Pursuant to the terms of the Purchase Agreement, the initial Commitment Fee Shares were issued at a value of $159,259, the Note was issued in the principal amount of $277,777 for a purchase price of $250,000, resulting in the original issue discount of $27,777; and the Warrants were issued, with an initial exercise price of $0.50 per share, subject to adjustment.

On April 27, 2022, the Company issued 720,000 shares of stock to Cavalry Fund 1 LP as compensation for the waiver of certain covenants as set forth in the Series C Certificate of Designation.

On April 27, 2022, the Company issued 96,471 shares of common stock with a contract price of $0.25 per share or $24,118 and a grant date market value of $0.16 or $15,434 to Larry Diamond, its Chief Executive Office, as commitment shares as set forth and defined in Diamond Note 3. The Company recorded these shares at their relative fair value of the components of Diamond Note 3, or $16,200, and recorded a loss in the amount of $765 on this transaction. The Company also issued five-year warrants to purchase 96,471 shares of common stock at a price of $0.50 to Mr. Diamond pursuant to Diamond Note 3. See Note 8.

On May 10, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Kishon Investments, LLC (the “Investor”) with respect to the sale and issuance to the Investor of: (i) an initial commitment fee in the amount of $159,259 in the form of 637,036 shares (the “Commitment Fee Shares”) of the Company’s common stock (the “Common Stock”), (ii) promissory note in the principal amount of $277,777 due on November 10, 2022, and (iii) Common Stock Purchase Warrants to purchase up to 277,777 shares of the Common Stock (the “Warrants”). The Note and Warrants were issued on May 10, 2022 (the “Original Issue Date”) and were held in escrow pending effectiveness of the Purchase Agreement.

Pursuant to the terms of the Purchase Agreement, the initial Commitment Fee Shares were issued at a value of $159,259, the Note was issued in the principal amount of $277,777 for a purchase price of $250,000, resulting in the original issue discount of $27,777; and the Warrants were issued, with an initial exercise price of $0.50 per share, subject to adjustment. See Note 8.

On May 18, 2022, the Company issued 19,294 shares of common stock to Larry Diamond, it’s Chief Executive Officer at a contractual price of $0.25 per share and a market price at issuance date of $0.1517 per share as commitment shares as set forth and defined in Diamond Note 4. The Company recorded these shares at their relative fair value of the components of Diamond Note 4, or $3,160, and recorded a loss in the amount of $249 on this transaction. The Company also issued five-year warrants to purchase 19,294 shares of common stock at a price of $0.50 to Mr. Diamond pursuant to Diamond Note 4. See Note 8.

On May 23, 2022, the Company issued 19,295 shares of common stock to Jessica Finnegan at a contractual price of $0.25 per share and a market price at issuance date of $0.1794 per share as commitment shares as set forth and defined in Finnegan Note 1. The Company recorded these shares at their relative fair value of the components of Finnegan Note 1, or $3,240, and recorded a gain in the amount of $222 on this transaction. The Company also issued five-year warrants to purchase 19,295 shares of common stock at a price of $0.50 to Ms. Finnegan pursuant to Finnegan Note 1. See Note 8.

On May 26, 2022, the Company issued 84,412 shares of common stock to the May 26 Lenders at a contractual price of $0.25 per share and a market price at issuance date of $0.1517 per share as commitment shares as set forth and defined in the May 26, 2022 Notes. The Company recorded these shares at their relative fair value of the components of the May 26 Note, or $14,175, and recorded a loss in the amount of $1,369 on these transactions. The Company also issued five-year warrants to purchase 84,412 shares of common stock at a price of $0.50 to the May 26 Lenders pursuant to the May 26, 2022. See Note 8.

On June 9, 2022, the Company issued 364,176 shares of common stock to the June 9 Lenders at a contractual price of $0.25 per share and a market price at issuance date of $0.1485 per share as commitment shares as set forth and defined in the June 9 Notes. The Company recorded these shares at the relative fair value of the components of June 9 Notes, or $66,400, and recorded an aggregate loss in the amount of $9,356 on these transactions. The Company also issued five-year warrants to purchase 364,176 shares of common stock at a price of $0.50 to the May 26 Lenders pursuant to the June 9 notes. See Note 8.

Common Stock Transactions During the Six Months Ended June 30, 2021

On January 4, 2021, the Company issued 4,123,750 shares of common stock at a price of $0.012 per share pursuant to the conversion of $45,000 of principal and $4,485 of accrued interest in Eagle Equities Note 4.

On January 6, 2021, the Company issued 3,505,964 shares of common stock at a price of $0.01224 per share pursuant to the conversion of $39,000 of principal and $3,913 of accrued interest in Eagle Equities Note 4.

On January 11, 2021, the Company issued 4,463,507 shares of common stock at a price of $0.01224 per share pursuant to the conversion of $50,000 of principal and $4,633 of accrued interest in Eagle Equities Note 5.

On January 14, 2021, the Company issued 4,319,378 shares of common stock at a price of $0.01266 per share pursuant to the conversion of $50,000 of principal and $4,683 of accrued interest in Eagle Equities Note 5.

On January 21, 2021, the Company issued 6,449,610 shares of common stock at a price of $0.0154 per share pursuant to the conversion of $93,000 of principal and $6,324 of accrued interest in Eagle Equities Note 6.

On January 28, 2021, the Company issued 7,285,062 shares of common stock at a price of $0.01575 per share pursuant to the conversion of $107,200 of principal and $7,540 of accrued interest in Eagle Equities Note 6.

On February 1, 2021, the Company issued 6,672,000 shares of common stock in a private placement (the “2021 Private Placement”) at a price of $0.25 per share for cash proceeds of $1,668,000.

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 7 whereby the Company issued 1,184,148 shares of common stock at a price of $0.24984 per share in satisfaction of $200,200 of principal and all accrued interest and prepayment penalties due under this note.

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 8 whereby the Company issued 639,593 shares of common stock at a price of $0.23851 per share in satisfaction of $114,400 of principal and all accrued interest and prepayment penalties due under this note.

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 9 whereby the Company issued 605,177 shares of common stock at a price of $0.24984 per share in satisfaction of $114,400 of principal and all accrued interest and prepayment penalties due under this note.

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 10 whereby the Company issued 1,095,131 shares of common stock at a price of $0.23748 per share in satisfaction of $200,200 of principal and all accrued interest and prepayment penalties due under this note.

On February 22, 2021, the Company issued 336,000 shares of common stock for the exercise of options at a price of $0.03 per share.

On March 11, 2021, the Company issued 600,000 shares of common stock to four officers of The Good Clinic in exchange for 4,800 shares of Series A Preferred Stock. The 4,800 shares of Series A Preferred Stock were cancelled.

On March 17, 2021, the Company issued 300,000 shares of common stock at a price of $0.31 per share to a service provider.

On March 23, 2021, the Company issued 461,358 shares of common stock at a price of $0.26 per share to the underwriters of the 2021 Private Placement.

On April 19, 2021, the Company issued 1,962 shares of common stock for professional fees which had been performed in a prior period. The Company recorded these shares at the par value of $0.01 per share.

On May 4 through May 26, 2021, the Company issued 4,237,424 shares of common stock for the conversion of 1,059,356 shares of Series C Preferred Stock at a price of $0.25 per share.

On May 12, 2021, the Company issued 2,500,000 shares of common stock at a price of $0.03 per share for the exercise of stock options by an investor.

On June 10 through June 29, 2021, the Company issued 5,116,668 shares of common stock at a price of $0.03 per share for the exercise of stock options by officers and directors.

On June 23, 2021, the Company cancelled 2,000,000 shares of common stock held by an ex-officer in connection with a settlement agreement. The cancellation of these shares was recorded at the par value of $0.01 per share. Also, in connection with the settlement agreement, the Company issued 637,953 shares to the ex-officer at the market price of $.20 per share.

Also, during the six months ended June 30, 2021, the Company charged the amount of $7,897 to operations in connection with the vesting of stock granted to its officers and board members; the Company also charged the amount of $201,294 to operations in connection with the vesting of options granted to its officers and board members.

Preferred Stock

We have authorized to issue 100,000,000 shares of Preferred Stock with such rights designations and preferences as determined by our Board of Directors. We have designated 500,000 shares of series A stock, 3,000,000 shares of Series C Preferred, 10,000,000 shares of Series D Preferred and we have designated 400,000 shares as Series X Preferred Stock.

Series A Preferred Stock

Series A Preferred Stock Transactions During the Six Months Ended June 30, 2022

None.

Series A Preferred Stock Transactions During the Six Months Ended June 30, 2021

During the six months ended June 30, 2021, the Company accrued dividends in the amount of $1,000 on the Series A Preferred Stock. On March 11, 2021, the Company issued 600,000 shares of common stock to the four officers of The Good Clinic in exchange for the previously issued Series A Preferred Stock and accrued dividends. The Series A preferred stock was canceled. The Preferred Stock was valued at cost of $71,558, and the common stock was valued at the market price of $0.463 per share or a total value of $277,800. This transaction resulted in a deemed dividend to the Preferred A shareholders in the amount of $206,242.

Series C Preferred Stock

Series C Preferred Stock Transactions During the Six Months Ended June 30, 2022

During the six months ended June 30, 2022, the Company accrued dividends on the Series C Preferred Stock in the amount of $32,955.

Series C Preferred Stock Transactions During the Six Months Ended June 30, 2021

On March 25, 2021, the Company sold 3,000,000 shares of its Series C Preferred Stock along with (i) five-year warrants to purchase 6,300,000 shares of the Company’s common stock at a price of $0.50 per share, and (ii) five-year warrants to purchase 6,300,000 shares of the Company’s common stock at a price of $0.75 per share for proceeds of $3,000,000.

Between May 4 and May 26, 2021, 1,059,356 shares of Series C Preferred Stock were converted at a price of $0.25 per share to 4,237,424 shares of common stock. During the six months ended June 30, 2021, the Company accrued dividends on the Series C Preferred Stock in the amount of $42,078.

The Series C Preferred Stock has the following terms:

Ranking. The Series C Preferred Stock and the Series D Preferred, discussed below, ranks senior to all other preferred stock of the Company except in relation to the Series X Cumulative Redeemable Perpetual Preferred Stock, which ranks Pari passu to the Series C Preferred Stock, with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company.

Voting Rights. Holders of the Series C Preferred Stock have the right to vote on any matter presented to holders of our Common Stock for their action or consideration at any meeting of the stockholders (or by written consent of stockholders in lieu of meeting), each holder of our Series C Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series C preferred Stock held by such holder, as described below, are convertible as of the record date for determining stockholders entitled to vote on (or consent to) such matter, voting with the Common Stock as a single class.

Conversion. Each holder of our Series C Preferred Stock is entitled to convert their shares of Series C Preferred Stock, in whole or in part, at the Conversion Rate, which is determined by dividing the Conversion Amount (the Stated Value of $1.05, plus any accrued but unpaid dividends) by the Conversion Price ($0.25 per share). In addition, upon certain triggering events, the holders of our Series C Preferred Stock have the right to convert their Series C Preferred Stock at the lesser of the Conversion Price or 75% of the average VWAP for the five trading days prior to the date of the notice of conversion. The Conversion Price is subject to adjustment upon certain stock splits and recapitalization as well as upon the sale of Common Stock or Common Stock Equivalents. Each share of the Series C Preferred Stock is convertible at the option of the holder thereof, or automatically or upon the closing of an underwritten offering of at least $10 million of the Company’s securities or upon listing of the Company’s Common Stock on a national securities exchange.

Dividends. Each share of Series C Preferred Stock accrues dividends on a quarterly basis in arrears, at the rate of 6% per annum of the Stated Value ($1.05 per share plus any accrued but unpaid dividends) and is to be paid within 15 days after the end of each of our fiscal quarters. Each holder of the Series C Preferred Stock is entitled to receive dividends or distributions on each share of the Series C Preferred Stock on an as converted into Common Stock basis when and if dividends are declared on the Common Stock by our Board of Directors.

Liquidation Rights. The holders of our Series C Preferred stock are entitled to receive in cash out of our assets, whether from capital or from earnings available for distribution to our stockholders (the “Liquidation Funds”), before any amount shall be paid to the holders of any of shares of capital stock that rank junior to the Series C Preferred Stock, but Pari passu with any shares of capital stock that have a parity ranking with the Series C Preferred stock (“Parity Stock”) then outstanding, an amount per share of Series C Preferred Stock equal to the greater of (A) the Conversion Amount on the date of such payment or (B) the amount per share such holder of the Series C Preferred Stock would receive if such holder converted their Series C Preferred Stock into Common Stock immediately prior to the date of such payment, provided that if the Liquidation Funds are insufficient to pay the full amount due to the holders of the Series C Preferred Stock and holders of shares of Parity Stock, then each holder Series C Preferred Stock and each holder of Parity Stock shall receive a percentage of the Liquidation Funds equal to the full amount of Liquidation Funds payable to such holder and such holder of Parity Stock as a liquidation preference, in accordance with their respective certificate of designations (or equivalent), as a percentage of the full amount of Liquidation Funds payable to all holders of Series C Preferred Stock and all holders of shares of Parity Stock. All such amounts shall be paid or set apart for payment before the payment or setting apart for payment of any amount for, or the distribution of any Liquidation Funds of the Corporation to the holders of shares of capital stock that may rank junior to that of the Series C Preferred Stock Junior Stock.

Rights and Preferences. The rights, preferences, and privileges of holders of our Series C Preferred Stock are subject to, and may be adversely affected by, the rights of holders of shares of any series of Preferred Stock that we may designate and issue in the future that may rank senior to the Series C Preferred Stock.

Redemption Rights. Upon receipt of a conversion notice, we have the right (but not the obligation) to redeem all or part of the Series C Preferred Stock (which the applicable holder of the Series C Preferred Stock is seeking to convert) at a price per share equal to the product of 125% of the (1) Stated Value plus (2) the Additional Amount (the “Redemption Price”). If we decide to exercise the redemption right, within one trading day, we shall deliver written notice to such holder(s) of Series C Preferred Stock that the Series C Preferred Stock will be redeemed (the “Redemption Notice”) on the date that is three trading days following the date of the Redemption Notice (such date, the “Redemption Date”). On the Redemption Date, we shall redeem the shares of Series C Preferred Stock specified in such request by paying in cash therefor a sum per share equal to the Redemption Price. In no event shall a Redemption Notice be given if we may not lawfully redeem our capital stock. On or before the Redemption Date, the Redemption Price for such shares shall be paid by wire transfer of immediately available funds to an account designated in writing by the applicable holder.

Price Adjustments Protection. The conversion price is subject to appropriate adjustment in the event of share dividends, share splits, reorganizations or similar events affecting our shares of Common Stock. Other than for certain exempt issuances, in the event we issue or sell any securities, including options or convertible securities, or amend outstanding securities, at an effective price, with an exercise price or at a conversion price less than the Conversion Price, then the Conversion Price shall be reduced to such lower price.

Preemptive or Similar Rights Additionally, except for a public offering or certain exempt issuances of our securities, holders of the Series C Preferred Stock shall have the right to participate in any offering of our Common Stock or Common Stock Equivalents (as defined in the COD) in a transaction exempt from registration under the Securities Act in an amount equal to an aggregate of 30% of the financing on the same terms, conditions and price provided to investors in such an offering, such right shall expire on the 15 month anniversary of the issuance date of the Series C Preferred Stock. Further, until the earlier of 18 months from the issuance date of the Series C Preferred Stock and the date that there are less than 20% of the shares of Series C Preferred Stock outstanding, the Investors have most favored nations protection in the event we issue or sell Common Stock or Common Stock Equivalents that the Investors believe are more favorable than the terms and conditions under the Private Placement.

Fully Paid and Nonassessable. All our issued and outstanding shares of Series C Preferred Stock are fully paid and nonassessable.

Series D Preferred Stock

Pursuant to the Certificate of Designations, Preferences and Rights of the Series D Preferred Stock of the Company, Inc., filed with the Secretary of State of the State of Delaware on October 18, 2021 (the “COD”), there are 10,000,000 shares of our preferred stock that have been designated as the Series D Preferred Stock and each share of the Series D Preferred Stock is convertible at the option of the holder thereof, or automatically upon the request of the our underwriters that the Series D Preferred Stock convert to shares of Common Stock or upon listing of the our Common Stock on a national securities exchange. The number of shares of Common Stock issuable upon the conversion of each share of Series D Preferred Stock is calculated by dividing the Conversion Amount (defined in the COD as the Stated Value, $1.05 per share, plus accrued and unpaid dividends) by the $0.25 conversion price.

Series D Preferred Stock Transactions During the Six Months Ended June 30, 2022

During the six months ended June 30, 2022, the Company accrued dividends on the Series D Preferred Stock in the amount of $96,847.

Series D Preferred Stock Transactions During the Six Months Ended June 30, 2021

None.

Series X Preferred Stock

The Company has 24,227 shares of its 10% Series X Cumulative Redeemable Perpetual Preferred Stock (the “Series X Preferred Stock”) outstanding as of June 30, 2022 and December 31, 2021. The Series X Preferred Stock has a par value of $0.01 per share, no stated maturity, a liquidation preference of $25.00 per share, and will not be subject to any sinking fund or mandatory redemption and will remain outstanding indefinitely unless the Company decides to redeem or otherwise repurchase the Series X Preferred Stock; the Series X Preferred Stock is not redeemable prior to November 4, 2020. The Series X Preferred Stock will rank senior to all classes of the Company’s common and preferred stock and accrues dividends at the rate of 10% on $25.00 per share. The Company reserves the right to pay the dividends in shares of the Company’s common stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration. Each one share of the Series X Preferred Stock is entitled to 20,000 votes on all matters submitted to a vote of our shareholders.

Series X Preferred Stock Transactions During the Six Month Ended June 30, 2022

On June 7, 2022, the Company issued 405,131 shares of common stock at an average price of $0.2149 per share as payment for dividends payable on the Series X Preferred Stock in the amount of $87,053.

During the six months ended June 30, 2022, the Company accrued dividends in the amount of $30,282 on the Series X Preferred Stock.

Series X Preferred Stock Transactions During the Six Months Ended June 30, 2021

During the six months ended June 30, 2021, the Company accrued dividends in the amount of $31,536 on the Series X Preferred Stock.

Stock Options

The following table summarizes the options outstanding at June 30, 2022 and the related prices for the options to purchase shares of the Company’s common stock:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	options	contractual	outstanding	options	exercisable
prices	outstanding	life (years)	options	exercisable	options
$0.03- 0.39	16,354,961	8.78	$0.213	5,469,961	$0.161
	16,354,961	8.78	$0.213	5,469,961	$0.161

Transactions involving stock options are summarized as follows:

	Shares	Weighted- Average Exercise Price ($)
Outstanding at December 31, 2021	18,746,211	$0.20
Granted	200,000	$0.25
Expired	(2,174,582)	0.155
Outstanding at June 30, 2022	16,354,961	$0.213
Options vested and exercisable	5,469,961	$0.161

On June 13, 2022, the Company issued 200,000 ten-year options with an exercise price of $0.25 and a fair value of $23,316 to Tom Brodmerkel, its Chairman, to the position of Chief Financial Officer.

During the three months ended June 30, 2022 and 2021, the Company charged the amount of approximately $135,295 and $195,000, respectively, for the vesting of stock options. During the six months ended June 30, 2022 and 2021, the Company charged the amount of approximately $302,310 and $201,000, respectively, for the vesting of stock options.

At June 30, 2022, the total stock-based compensation cost related to unvested awards not yet recognized was $2.2 million.

The Company valued stock options during the six months ended June 30, 2022 and 2021 using the Black-Scholes valuation model utilizing the following variables:

	June 30,	June 30,
	2022	2021
Volatility	143.6%	167.8% to 183.5%
Dividends	$-	$-
Risk-free interest rates	3.04%	0.82% to 1.69%
Term (years)	5.00	5.00 to 10.00

Warrants

The following table summarizes the warrants outstanding on June 30, 2022, and the related prices for the warrants to purchase shares of the Company’s common stock (see note 8):

	Shares	Weighted- Average Exercise Price ($)

Outstanding on December 31, 2021	29,820,000	$0.625
Granted	3,470,673	$0.526
Exercised	-	$-
Outstanding on June 30, 2022	33,290,673	$0.615

The Company valued warrants during the six months ended June 30, 2022 and 2021 using the Black-Scholes valuation model utilizing the following variables:

	June 30,	June 30,
	2022	2021
Volatility	143.6 to 150.7%	171.6% to 183.5%
Dividends	$-	$-
Risk-free interest rates	0.76% to 3.04%	1.15% to 1.63%
Term (years)	0.25 to 5.00	5.00 to 6.50

Note 10 – Stockholders’ Equity (Deficit)

Common Stock

The Company has authorized 500,000,000 shares of common stock, par value $0.01; 213,333,170 and 155,381,183 shares were issued and outstanding at December 31, 2021 and December 31, 2020, respectively.

Common Stock Transactions During the Year Ended December 31, 2021

On January 4, 2021, the Company issued 4,123,750 shares of common stock at a price of $0.012 per share pursuant to the conversion of $45,000 of principal and $4,485 of accrued interest in Eagle Equities Note 4.

On January 6, 2021, the Company issued 3,505,964 shares of common stock at a price of $0.01224 per share pursuant to the conversion of $39,000 of principal and $3,913 of accrued interest in Eagle Equities Note 4.

On January 11, 2021, the Company issued 4,463,507 shares of common stock at a price of $0.01224 per share pursuant to the conversion of $50,000 of principal and $4,633 of accrued interest in Eagle Equities Note 5.

On January 14, 2021, the Company issued 4,319,378 shares of common stock at a price of $0.01266 per share pursuant to the conversion of $50,000 of principal and $4,683 of accrued interest in Eagle Equities Note 5.

On January 21, 2021, the Company issued 6,449,610 shares of common stock at a price of $0.0154 per share pursuant to the conversion of $93,000 of principal and $6,324 of accrued interest in Eagle Equities Note 6.

On January 28, 2021, the Company issued 7,285,062 shares of common stock at a price of $0.01575 per share pursuant to the conversion of $107,200 of principal and $7,540 of accrued interest in Eagle Equities Note 6.

On February 1, 2021, the Company issued 6,672,000 shares of common stock in a private placement (the "2021 Private Placement”) at a price of $0.25 per share for cash proceeds of $1,668,000.

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 7 whereby the Company issued 1,184,148 shares of common stock at a price of $0.24984 per share in satisfaction of $200,200 of principal and all accrued interest and prepayment penalties due under this note.

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 8 whereby the Company issued 639,593 shares of common stock at a price of $0.23851 per share in satisfaction of $114,400 of principal and all accrued interest and prepayment penalties due under this note.

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 9 whereby the Company issued 605,177 shares of common stock at a price of $0.24984 per share in satisfaction of $114,400 of principal and all accrued interest and prepayment penalties due under this note.

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 10 whereby the Company issued 1,095,131 shares of common stock at a price of $0.23748 per share in satisfaction of $200,200 of principal and all accrued interest and prepayment penalties due under this note.

On February 22, 2021, the Company issued 336,000 shares of common stock for the exercise of options at a price of $0.03 per share.

On March 11, 2021, the Company issued 600,000 shares of common stock to four officers of The Good Clinic in exchange for 4,800 shares of Series A Preferred Stock. The 4,800 shares of Series A Preferred Stock were cancelled.

On March 17, 2021, the Company issued 300,000 shares of common stock at a price of $0.31 per share to a service provider.

On March 23, 2021, the Company issued 461,358 shares of common stock at a price of $0.26 per share to the underwriters of the 2021 Private Placement.

On April 19, 2021, the Company issued 1,962 shares of common stock for professional fees which had been performed in a prior period. The Company recorded these shares at the par value of $0.01 per share.

On May 4 through May 26, 2021, the Company issued 4,237,424 shares of common stock for the conversion of 1,059,356 shares of Series C Preferred Stock at a price of $0.25 per share.

On May 12, 2021, the Company issued 2,500,000 shares of common stock at a price of $0.03 per share for the exercise of stock options by an investor.

On June 10 through June 29, 2021, the Company issued 5,116,668 shares of common stock at a price of $0.03 per share for the exercise of stock options by officers and directors.

On June 23, 2021, the Company cancelled 2,000,000 shares of common stock held by an ex-officer in connection with a settlement agreement. The cancellation of these shares was recorded at the par value of $0.01 per share. Also, in connection with the settlement agreement, the Company issued 637,953 shares to the ex-officer at the market price of $.20 per share.

On August 17, 2021, accrued liabilities in the amount of $156,441 were converted to 625,764 shares of common stock. 479,464 shares were issued during December 2021 and the remaining 146,300 shares was not issued and recorded in common stock subscribed as of December 31, 2021. Among the 625,764 shares, 312,800 restricted shares of the Company’s common stock were issued to settled $78,200 cash compensation owed to the Company’s Chief Executive Officer for services rendered to the Company prior to 2021.

Between August 11, 2021 and September 2, 2021, the Company issued 4,000,001 shares of the Company common stock in connection with the conversion of Series C preferred stock issued in the first quarter.

Also, during the year ended December 31, 2021, the Company charged the amount of $13,032 to operations in connection with the vesting of stock granted to its officers, employees, and board members; the Company also charged the amount of $676,423 to operations in connection with the vesting of options granted to its officers, employees, and board members.

Common Stock Transactions During the Year Ended December 31, 2020

The Company entered into agreements with two note holders regarding the exercise price of warrants held by the note holders. These agreements resulted in the following: (i) on January 29, 2020, the Company issued 1,000,000 shares of common stock, and the note holders agreed to cancel 2,769,482 warrants; the Company recorded a gain in the amount of $77,652 on this transaction; (ii) on February 19, 2020, the Company issued 4,098,556 shares of common stock for the exercise of 4,480,938 warrants in a cashless transaction; the Company recorded a gain in the amount of $182,295 on this transaction, which is included in gain on derivative liabilities.

On May 27, 2020, the Company issued 2,901,440 shares of common stock for the cashless exercise of warrants. These warrants were issued pursuant to a settlement agreement with a note holder regarding the effective price of warrants issued with regard to a variable conversion price feature which resulted in the issuance of 1,011,967 more shares than would have been issued prior to the settlement agreement. The Company recorded a loss in the amount of $24,894 on this transaction based upon the additional shares issued at the market price of the Company’s common stock.

The Company issued, in nineteen transactions and at prices ranging from $0.0108 to $0.0120 per share, a total of 63,374,555 shares in connection with the conversion of principal and interest of convertible notes payable in the aggregate amounts of $813,000 and $70,658. No gain or loss was recognized on these transactions. See note 8.

On January 2, 2020, the Company issued 200,000 restricted shares of the Company’s common stock at valued $7,680 in exchange for services conducted on behalf of the Company. The value of these shares was based on the closing market price on the respective date of grant.

On August 27, 2020, the Company issued 386,985 shares of common stock at a price of $0.034 per share to an ex-employee for accrued compensation. A gain in the amount of $6,988 was recognized on this transaction.

The Company charged the amount of $67,623 to operations in connection with the vesting of stock granted to its officers, Board members, and employees.

The Company charged the amount of $421,502 to operations in connection with the vesting of stock options granted to its officers, Board members, consultants, and employees.

On December 31, 2020, the Company issued 2,151,204 shares of common stock at a price of $0.0305 per share as payment of accrued dividends on the Series X Preferred Stock.

Preferred Stock

We have authorized to issue 100,000,000 shares of Preferred Stock with such rights designations and preferences as determined by our Board of Directors. We have designated 500,000 shares of series A stock, 3,000,000 shares of Series C Preferred, 10,000,000 shares of Series D Preferred and we have designated 27,324 shares as Series X Preferred Stock.

Series A Preferred Stock Transactions During the Year Ended December 31, 2021

During the year ended December 31, 2021, the Company accrued dividends in the amount of $1,000 on the Series A Preferred Stock. On March 11, 2021, the Company issued 600,000 shares of common stock to the four officers of The Good Clinic in exchange for the previously issued Series A Preferred Stock and accrued dividends. The Series A preferred stock was canceled and there are no Series A Preferred shares outstanding at December 31, 2021.

Series A Preferred Stock Transactions During the Year Ended December 31, 2020

On March 2, 2020, the Company issued 4,800 shares of its Series A Preferred Stock to four individuals with certain skills and know-how to assist the Company in the development of its newly-formed subsidiary The Good Clinic, LLC. The Company has valued these shares at $71,558 or approximately $14.91 per share based upon an analysis performed by an independent valuation consultant. During the year ended December 31, 2020, the Company accrued dividends in the amount of $9,967 on the Series A Preferred Stock. At December 31, 2020, dividend payable on the Series A Preferred Stock was $9,967. At December 31, 2020, if management determined to pay these dividends in shares of the Company’s common stock, this would result in the issuance of 755,076 shares of common stock based upon the average price of $0.0132 per share for the five-day period ended December 31, 2020. Subsequent to year end the Company cancelled these shares and instead issued a total of 600,000 shares of restricted common stock to the holders.

Series C Preferred Stock

On March 25, 2021, the Company entered into Securities Purchase Agreements with four institutional investors (the “Investors” and each an “Investor”) pursuant to which the Company sold to the Investors in a private placement an aggregate of 3,000,000 units (the “Units” and each a “Unit”) with a purchase price of $1.00 per Unit, with each Unit consisting of (a) one share of a newly formed Series C Convertible Preferred Stock, par value $0.01 per share (the “Series C Preferred Stock”), (b) one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”) at a purchase price of $0.50 per whole share of Common Stock, and (c) one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share. The aggregate gross proceeds to the Company were $3,000,000 and the number of shares of Common Stock initially issuable upon conversion of the Series C Preferred Stock is 12,600,000 shares of Common stock and the aggregate number of shares of Common Stock initially issuable upon exercise of the Warrants is 12,600,000 shares of Common Stock.

The Series C Preferred Stock has the following terms:

Ranking. The Series C Preferred Stock and the Series D Preferred, discussed below, ranks senior to all other preferred stock of the Company except in relation to the Series X Cumulative Redeemable Perpetual Preferred Stock, which ranks Pari passu to the Series C Preferred Stock, with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company.

Voting Rights. Holders of the Series C Preferred Stock have the right to vote on any matter presented to holders of our Common Stock for their action or consideration at any meeting of the stockholders (or by written consent of stockholders in lieu of meeting), each holder of our Series C Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series C preferred Stock held by such holder, as described below, are convertible as of the record date for determining stockholders entitled to vote on (or consent to) such matter, voting with the Common Stock as a single class.

Conversion. Each holder of our Series C Preferred Stock is entitled to convert their shares of Series C Preferred Stock, in whole or in part, at the Conversion Rate, which is determined by dividing the Conversion Amount (the Stated Value of $1.05, plus any accrued but unpaid dividends) by the Conversion Price ($0.25 per share). In addition, upon certain triggering events, the holders of our Series C Preferred Stock have the right to convert their Series C Preferred Stock at the lesser of the Conversion Price or 75% of the average VWAP for the five trading days prior to the date of the notice of conversion. The Conversion Price is subject to adjustment upon certain stock splits and recapitalization as well as upon the sale of Common Stock or Common Stock Equivalents. Each share of the Series C Preferred Stock is convertible at the option of the holder thereof, or automatically or upon the closing of an underwritten offering of at least $10 million of the Company’s securities or upon listing of the Company’s Common Stock on a national securities exchange.

Dividends. Each share of Series C Preferred Stock accrues dividends on a quarterly basis in arrears, at the rate of 6% per annum of the Stated Value ($1.05 per share plus any accrued but unpaid dividends) and is to be paid within 15 days after the end of each of our fiscal quarters. Each holder of the Series C Preferred Stock is entitled to receive dividends or distributions on each share of the Series C Preferred Stock on an as converted into Common Stock basis when and if dividends are declared on the Common Stock by our Board of Directors.

Liquidation Rights. The holders of our Series C Preferred stock are entitled to receive in cash out of our assets, whether from capital or from earnings available for distribution to our stockholders (the “Liquidation Funds”), before any amount shall be paid to the holders of any of shares of capital stock that rank junior to the Series C Preferred Stock, but Pari passu with any shares of capital stock that have a parity ranking with the Series C Preferred stock (“Parity Stock”) then outstanding, an amount per share of Series C Preferred Stock equal to the greater of (A) the Conversion Amount on the date of such payment or (B) the amount per share such holder of the Series C Preferred Stock would receive if such holder converted their Series C Preferred Stock into Common Stock immediately prior to the date of such payment, provided that if the Liquidation Funds are insufficient to pay the full amount due to the holders of the Series C Preferred Stock and holders of shares of Parity Stock, then each holder Series C Preferred Stock and each holder of Parity Stock shall receive a percentage of the Liquidation Funds equal to the full amount of Liquidation Funds payable to such holder and such holder of Parity Stock as a liquidation preference, in accordance with their respective certificate of designations (or equivalent), as a percentage of the full amount of Liquidation Funds payable to all holders of Series C Preferred Stock and all holders of shares of Parity Stock. All such amounts shall be paid or set apart for payment before the payment or setting apart for payment of any amount for, or the distribution of any Liquidation Funds of the Corporation to the holders of shares of capital stock that may rank junior to that of the Series C Preferred Stock Junior Stock.

Rights and Preferences. The rights, preferences, and privileges of holders of our Series C Preferred Stock are subject to, and may be adversely affected by, the rights of holders of shares of any series of Preferred Stock that we may designate and issue in the future that may rank senior to the Series C Preferred Stock.

Redemption Rights. Upon receipt of a conversion notice, we have the right (but not the obligation) to redeem all or part of the Series C Preferred Stock (which the applicable holder of the Series C Preferred Stock is seeking to convert) at a price per share equal to the product of 125% of the (1) Stated Value plus (2) the Additional Amount (the “Redemption Price”). If we decide to exercise the redemption right, within one trading day, we shall deliver written notice to such holder(s) of Series C Preferred Stock that the Series C Preferred Stock will be redeemed (the “Redemption Notice”) on the date that is three trading days following the date of the Redemption Notice (such date, the “Redemption Date”). On the Redemption Date, we shall redeem the shares of Series C Preferred Stock specified in such request by paying in cash therefor a sum per share equal to the Redemption Price. In no event shall a Redemption Notice be given if we may not lawfully redeem our capital stock. On or before the Redemption Date, the Redemption Price for such shares shall be paid by wire transfer of immediately available funds to an account designated in writing by the applicable holder.

Price Adjustments Protection. The conversion price is subject to appropriate adjustment in the event of share dividends, share splits, reorganizations or similar events affecting our shares of Common Stock. Other than for certain exempt issuances, in the event we issue or sell any securities, including options or convertible securities, or amend outstanding securities, at an effective price, with an exercise price or at a conversion price less than the Conversion Price, then the Conversion Price shall be reduced to such lower price.

Preemptive or Similar Rights Additionally, except for a public offering or certain exempt issuances of our securities, holders of the Series C Preferred Stock shall have the right to participate in any offering of our Common Stock or Common Stock Equivalents (as defined in the COD) in a transaction exempt from registration under the Securities Act in an amount equal to an aggregate of 30% of the financing on the same terms, conditions and price provided to investors in such an offering, such right shall expire on the 15 month anniversary of the issuance date of the Series C Preferred Stock. Further, until the earlier of 18 months from the issuance date of the Series C Preferred Stock and the date that there are less than 20% of the shares of Series C Preferred Stock outstanding, the Investors have most favored nations protection in the event we issue or sell Common Stock or Common Stock Equivalents that the Investors believe are more favorable than the terms and conditions under the Private Placement.

Fully Paid and Nonassessable. All our issued and outstanding shares of Series C Preferred Stock are fully paid and nonassessable.

Series C Preferred Stock Transactions During the Year Ended December 31, 2021

On March 25, 2021, the Company sold 3,000,000 shares of its Series C Preferred Stock along with (i) five-year warrants to purchase 6,300,000 shares of the Company’s common stock at a price of $0.50 per share, and (ii) five-year warrants to purchase 6,300,000 shares of the Company’s common stock at a price of $0.75 per share for proceeds of $3,000,000.

On May 4 through May 26, 2021, 1,059,356 shares of Series C Preferred Stock were converted at a price of $0.25 per share to 4,237,424 shares of common stock.

Between August 11,2021 through September 2, 2021, 1,000,000 shares of Series C Preferred Stock were converted at a price of $0.25 per share to 4,000,001 shares of common stock.

During the year ended December 31, 2021, the Company accrued dividends on the Series C Preferred Stock in the amount of $87,059.

Series C Preferred Stock Transactions During the Year Ended December 31, 2020

None.

Series D Preferred Stock

On November 19, 2021, the Company closed a bridge financing round totaling $3,100,000 of Series D preferred stock sold to investors in a private placement. Each Series D Unit will had a purchase price of $1.00 per Unit, with each Unit consisting of (a) one share of a newly formed Series D Convertible Preferred Stock, par value $0.01 per share (the “Series D Preferred Stock”), (b) one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s Common Stock at a purchase price of $0.50 per whole share of Common Stock, and (c) one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share.

The Series D Preferred Stock has the following terms:

Ranking. The Series D Preferred Stock and the Series C Preferred Stock ranks senior to all other preferred stock of the Company except in relation to the Series X Cumulative Redeemable Perpetual Preferred Stock, which ranks Pari passu to the Series D Preferred Stock, with respect to the preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company.

Voting Rights. Holders of the Series D Preferred Stock have the right to vote on any matter presented to holders of our Common Stock for their action or consideration at any meeting of the stockholders (or by written consent of stockholders in lieu of meeting), each holder of our Series C Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series D preferred Stock held by such holder, as described below, are convertible as of the record date for determining stockholders entitled to vote on (or consent to) such matter, voting with the Common Stock as a single class.

Conversion. Each holder of our Series D Preferred Stock is entitled to convert their shares of Series D Preferred Stock, in whole or in part, at the Conversion Rate, which is determined by dividing the Conversion Amount (the Stated Value of $1.05, plus any accrued but unpaid dividends) by the Conversion Price ($0.25 per share). In addition, upon certain triggering events, the holders of our Series C Preferred Stock have the right to convert their Series D Preferred Stock at the lesser of the Conversion Price or 75% of the average VWAP for the five trading days prior to the date of the notice of conversion. The Conversion Price is subject to adjustment upon certain stock splits and recapitalization as well as upon the sale of Common Stock or Common Stock Equivalents. Each share of the Series D Preferred Stock is convertible at the option of the holder thereof, or automatically or upon the closing of an underwritten offering of at least $10 million of the Company’s securities or upon listing of the Company’s Common Stock on a national securities exchange.

Dividends. Each share of Series D Preferred Stock accrues dividends on a quarterly basis in arrears, at the rate of 6% per annum of the Stated Value ($1.05 per share plus any accrued but unpaid dividends) and is to be paid within 15 days after the end of each of our fiscal quarters. Each holder of the Series C Preferred Stock is entitled to receive dividends or distributions on each share of the Series D Preferred Stock on an as converted into Common Stock basis when and if dividends are declared on the Common Stock by our Board of Directors.

Liquidation Rights. The holders of our Series D Preferred stock are entitled to receive in cash out of our assets, whether from capital or from earnings available for distribution to our stockholders (the “Liquidation Funds”), before any amount shall be paid to the holders of any of shares of capital stock that rank junior to the Series C Preferred Stock, but Pari passu with any shares of capital stock that have a parity ranking with the Series D Preferred stock (“Parity Stock”) then outstanding, an amount per share of Series D Preferred Stock equal to the greater of (A) the Conversion Amount on the date of such payment or (B) the amount per share such holder of the Series C Preferred Stock would receive if such holder converted their Series C Preferred Stock into Common Stock immediately prior to the date of such payment, provided that if the Liquidation Funds are insufficient to pay the full amount due to the holders of the Series C Preferred Stock and holders of shares of Parity Stock, then each holder Series D Preferred Stock and each holder of Parity Stock shall receive a percentage of the Liquidation Funds equal to the full amount of Liquidation Funds payable to such holder and such holder of Parity Stock as a liquidation preference, in accordance with their respective certificate of designations (or equivalent), as a percentage of the full amount of Liquidation Funds payable to all holders of Series D Preferred Stock and all holders of shares of Parity Stock. All such amounts shall be paid or set apart for payment before the payment or setting apart for payment of any amount for, or the distribution of any Liquidation Funds of the Corporation to the holders of shares of capital stock that may rank junior to that of the Series C Preferred Stock Junior Stock.

Rights and Preferences. The rights, preferences, and privileges of holders of our Series D Preferred Stock are subject to, and may be adversely affected by, the rights of holders of shares of any series of Preferred Stock that we may designate and issue in the future that may rank senior to the Series D Preferred Stock.

Redemption Rights. Upon receipt of a conversion notice, we have the right (but not the obligation) to redeem all or part of the Series D Preferred Stock (which the applicable holder of the Series D Preferred Stock is seeking to convert) at a price per share equal to the product of 125% of the (1) Stated Value plus (2) the Additional Amount (the “Redemption Price”). If we decide to exercise the redemption right, within one trading day, we shall deliver written notice to such holder(s) of Series D Preferred Stock that the Series D Preferred Stock will be redeemed (the “Redemption Notice”) on the date that is three trading days following the date of the Redemption Notice (such date, the “Redemption Date”). On the Redemption Date, we shall redeem the shares of Series D Preferred Stock specified in such request by paying in cash therefor a sum per share equal to the Redemption Price. In no event shall a Redemption Notice be given if we may not lawfully redeem our capital stock. On or before the Redemption Date, the Redemption Price for such shares shall be paid by wire transfer of immediately available funds to an account designated in writing by the applicable holder.

Price Adjustments Protection. The conversion price is subject to appropriate adjustment in the event of share dividends, share splits, reorganizations or similar events affecting our shares of Common Stock. Other than for certain exempt issuances, in the event we issue or sell any securities, including options or convertible securities, or amend outstanding securities, at an effective price, with an exercise price or at a conversion price less than the Conversion Price, then the Conversion Price shall be reduced to such lower price.

Preemptive or Similar Rights Additionally, except for a public offering or certain exempt issuances of our securities, holders of the Series D Preferred Stock shall have the right to participate in any offering of our Common Stock or Common Stock Equivalents (as defined in the COD) in a transaction exempt from registration under the Securities Act in an amount equal to an aggregate of 30% of the financing on the same terms, conditions and price provided to investors in such an offering, such right shall expire on the 15 month anniversary of the issuance date of the Series D Preferred Stock. Further, until the earlier of 18 months from the issuance date of the Series D Preferred Stock and the date that there are less than 20% of the shares of Series D Preferred Stock outstanding, the Investors have most favored nations protection in the event we issue or sell Common Stock or Common Stock equivalents that the Investors believe are more favorable than the terms and conditions under the Private Placement.

Series D Preferred Stock Transactions During the Year Ended December 31, 2021

On October 18, 2021, the Company sold 2,050,000 shares of Series D Preferred Stock and (i) five-year warrants to acquire 4,252,500 shares of the Company’s common stock at a price of $0.50 per shares, and (ii) five-year warrants to acquire 4,252,500 shares of the Company’s common stock at a price of $0.75 per share for proceeds of $1,874,450, net of costs in the amount of $125,500.

On November 10, 2021, the Company sold 1,075,000 shares of Series D Preferred Stock and (i) five-year warrants to acquire 2,257,500 shares of the Company’s common stock at a price of $0.50 per shares, and (ii) five-year warrants to acquire 2,257,500 shares of the Company’s common stock at a price of $0.75 per share for proceeds of $999,250, net of costs in the amount of $75,750.

During the year ended December 31, 2021, the Company accrued dividends on the Series D Preferred Stock in the amount of $35,327.

Series D Preferred Stock Transactions During the Year Ended December 31, 2020

None.

Series X Preferred Stock

The Company has 24,227 and 26,227 shares of its 10% Series X Cumulative Redeemable Perpetual Preferred Stock (the “Series X Preferred Stock”) outstanding as of December 31, 2021 and December 31, 2020, respectively. The Series X Preferred Stock has a par value of $0.01 per share, no stated maturity, a liquidation preference of $25.00 per share, and will not be subject to any sinking fund or mandatory redemption and will remain outstanding indefinitely unless the Company decides to redeem or otherwise repurchase the Series X Preferred Stock; the Series X Preferred Stock is not redeemable prior to November 4, 2020. The Series X Preferred Stock will rank senior to all classes of the Company’s common and preferred stock and accrues dividends at the rate of 10% on $25.00 per share. The Company reserves the right to pay the dividends in shares of the Company’s common stock at a price equal to the average closing price over the five days prior to the date of the dividend declaration. Each one share of the Series X Preferred Stock is entitled to 20,000 votes on all matters submitted to a vote of our shareholders.

Series X Preferred Stock Transactions During the Year Ended December 31, 2021

On June 23, 2021, 2,000 shares of Series X Preferred Stock were cancelled pursuant to a settlement agreement with an ex-officer. During the year ended December 31, 2021, the Company accrued dividends on the Series X Preferred Stock in the amount of $61,818.

Series X Preferred Stock Transactions During the Year Ended December 31, 2020

During the year ended December 31, 2020, the Company accrued dividends in the amount of $65,568 on the Series X Preferred Stock. On December 31, 2020, the Company issued 2,151,204 shares of common stock at a price of $0.0305 per share in satisfaction of the accrued dividends on the Series X Preferred Stock. The price of the common stock issued was equal to the average closing price over the five days prior the date of conversion. At December 31, 2020, dividend payable on the Series X Preferred Stock was $0.

Stock Options

The following table summarizes the options outstanding at December 31, 2021 and the related prices for the options to purchase shares of the Company’s common stock:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	options	contractual	outstanding	options	exercisable
prices	outstanding	life (years)	options	exercisable	options
$0.03- 0.39	18,746,211	9.10	$0.20	5,502,877	$0.11
	18,746,211	9.10	$0.20	5,502,877	$0.11

Transactions involving stock options are summarized as follows:

	Shares	Weighted- Average Exercise Price ($) (A)
Outstanding at January 1, 2020	67,879	$0.03
Granted	14,886,000	0.03
Cancelled/Expired	(1,500,000)	0.03
Outstanding at December 31, 2020	13,453,879	$0.03
Granted	14,295,000	$0.26
Cancelled/Expired	(350,000)	$0.03
Exercised	(8,652,668)	0.03
Outstanding at December 31, 2021	18,746,211	$0.20
Options vested and exercisable	5,502,877	$0.11

(A)

On December 14, 2020, the Company reset the exercise price of all the options then outstanding options to $0.03 per share. This included 150,000 options previously priced at $0.04 per share; 7,450,000 options previously priced at $0.05 per share; 1,000,000 options previously priced at $0.06 per share; and 67,879 options previously prices at $21.40 per share. The Company valued these options as of December 14, 2020, at the original exercise price and at the new price of $0.03 per share and charged the increase in value in the amount of $4,113 to operations during the year ended December 31, 2020. The exercise prices of all options are shown at the restated price of $0.03 per share.

(B)

On December 28, 2020, the Company accelerated the vesting of certain of its options issued to Board members, management, and consultants, resulting in a charge to operations in the amount of $164,647 during the year ended December 31, 2020.

At December 31, 2021, the total stock-based compensation cost related to unvested awards not yet recognized was $3,154,383.

The Company valued stock options during the years ended December 31, 2021 and 2020 using the Black-Scholes valuation model utilizing the following variables:

	December 31,	December 31,
	2021	2020
Volatility	153.5% to 183.5%	149.4% to 209.6%
Dividends	$-	$-
Risk-free interest rates	0.820% to 1.69%	0.55% to 1.30%
Term (years)	5.00-6.5	5.00

Warrants

The following table summarizes the warrants outstanding at December 30, 2021 and the related prices for the warrants to purchase shares of the Company’s common stock:

	Shares	Weighted- Average Exercise Price ($)

Outstanding at December 31, 2019	1,800,000	$0.00858
Granted	6,582,382	$0.00858
Exercised	(8,382,382)	$0.0561
Outstanding at December 31, 2020	-	$-
Granted	29,820,000	$0.625
Exercised	-	$-
Outstanding at December 31, 2021	29,820,000	$0.625